Unaudited Condensed Consolidated Statement of Changes in Equity € in Thousands	Share capital EUR (€)	Share Premium [Member] EUR (€)	Equity Settled Employee Benefit Reserve EUR (€)	Translation Reserve EUR (€)	Accumulated Deficit EUR (€)	Total EUR (€)	Non-controlling interests [Member] EUR (€)	EUR (€) Options shares
Balance at beginning of period at Dec. 31, 2016	€ 934	€ 123,597	€ 4,353	€ (15)	€ (75,733)	€ 53,136		€ 53,136
Balance at beginning of period (in shares) at Dec. 31, 2016 | shares								23,346,856
Result for the period					(21,843)	(21,843)		€ (21,843)
Other comprehensive income				65		65		65
Recognition of share-based payments			2,200			2,200		2,200
Issue of ordinary shares	30	3,193				3,223		€ 3,223
Issue of ordinary shares (in shares) | shares								758,012
Shares options exercised	0	1				1		€ 1
Share options exercised (in shares) | Options								381
Balance at end of period at Jun. 30, 2017	964	126,791	6,553	50	(97,576)	36,782		€ 36,782
Balance at end of period (in shares) at Jun. 30, 2017 | shares								24,105,249
Balance at beginning of period at Dec. 31, 2017	1,457	148,763	8,377	136	(119,370)	39,363	€ (38)	€ 39,325
Balance at beginning of period (in shares) at Dec. 31, 2017 | shares								36,425,014
Result for the period					(18,015)	(18,015)	(102)	€ (18,117)
Other comprehensive income				(11)		(11)		(11)
Recognition of share-based payments			1,511			1,511		1,511
Shares options exercised		23				23		23
Balance at end of period at Jun. 30, 2018	€ 1,457	€ 148,786	€ 9,888	€ 125	€ (137,385)	€ 22,871	€ (140)	€ 22,731
Balance at end of period (in shares) at Jun. 30, 2018 | shares								36,425,014